Joe Roxburgh

48 Wall Street

New York, NY 10005

VIA EDGAR

May 6, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFS Trust (File Nos. 333-198170 and 811-22986)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that ETFS Trust’s Prospectus does not differ from the Prospectus contained in Post-Effective Amendment No. 3 to ETFS Trust’s Registration Statement on Form N-1A, electronically filed with the U.S. Securities and Exchange Commission on May 2, 2016 (Accession # 0001387131-16-005220).

Please direct any questions or comments you may have to my attention at the address listed. In addition, please feel free to contact me at 212.918.4954 with your questions or comments.

Sincerely,

/s/ Joe Roxburgh

Joe Roxburgh